Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
December 31, 2024

Dates Covered
Collections Period	12/01/24 - 12/31/24
Interest Accrual Period	12/16/24 - 01/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/24	396,884,345.27	17,938
Principal Payments	14,514,740.02	503
Defaulted Receivables	2,473,303.32	127
Repurchased Accounts	0.00	0
Pool Balance at 12/31/24	379,896,301.93	17,308

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.77%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	28,698,747.39	1,301
Past Due 61-90 days	9,308,040.31	429
Past Due 91-120 days	1,648,297.80	88
Past Due 121+ days	0.00	0
Total	39,655,085.50	1,818

Total 31+ Delinquent as % Ending Pool Balance	10.44%
Total 61+ Delinquent as % Ending Pool Balance	2.88%
Delinquency Trigger Occurred	NO

Recoveries	777,705.96
Aggregate Net Losses/(Gains) - December 2024	1,695,597.36
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	5.13%
Prior Net Losses/(Gains) Ratio	2.72%
Second Prior Net Losses/(Gains) Ratio	3.92%
Third Prior Net Losses/(Gains) Ratio	2.64%
Four Month Average	3.60%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.43%

Overcollateralization Target Amount	31,721,341.21
Actual Overcollateralization	31,721,341.21
Weighted Average Contract Rate	8.99%
Weighted Average Remaining Term	45.93

Flow of Funds	$ Amount
Collections	18,262,075.57
Investment Earnings on Cash Accounts	19,642.20
Servicing Fee	(413,421.19)
Transfer to Collection Account	-
Available Funds	17,868,296.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	885,437.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	15,569,541.72
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	930,908.61

Total Distributions of Available Funds	17,868,296.58

Servicing Fee	413,421.19
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 12/16/24	363,744,502.44
Principal Paid	15,569,541.72
Note Balance @ 01/15/25	348,174,960.72

Class A-1
Note Balance @ 12/16/24	0.00
Principal Paid	0.00
Note Balance @ 01/15/25	0.00
Note Factor @ 01/15/25	0.0000000%

Class A-2a
Note Balance @ 12/16/24	40,364,268.47
Principal Paid	11,080,995.78
Note Balance @ 01/15/25	29,283,272.69
Note Factor @ 01/15/25	10.7833527%

Class A-2b
Note Balance @ 12/16/24	16,350,233.97
Principal Paid	4,488,545.94
Note Balance @ 01/15/25	11,861,688.03
Note Factor @ 01/15/25	10.7833528%

Class A-3
Note Balance @ 12/16/24	130,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	130,000,000.00
Note Factor @ 01/15/25	100.0000000%

Class B
Note Balance @ 12/16/24	41,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	41,000,000.00
Note Factor @ 01/15/25	100.0000000%

Class C
Note Balance @ 12/16/24	56,370,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	56,370,000.00
Note Factor @ 01/15/25	100.0000000%

Class D
Note Balance @ 12/16/24	61,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	61,030,000.00
Note Factor @ 01/15/25	100.0000000%

Class E
Note Balance @ 12/16/24	18,630,000.00
Principal Paid	0.00
Note Balance @ 01/15/25	18,630,000.00
Note Factor @ 01/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,367,846.25
Total Principal Paid	15,569,541.72
Total Paid	16,937,387.97

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	199,130.39
Principal Paid	11,080,995.78
Total Paid to A-2a Holders	11,280,126.17

Class A-2b
SOFR Rate	4.59757%
Coupon	5.44757%
Interest Paid	74,224.20
Principal Paid	4,488,545.94
Total Paid to A-2b Holders	4,562,770.14

Class A-3
Coupon	5.65000%
Interest Paid	612,083.33
Principal Paid	0.00
Total Paid to A-3 Holders	612,083.33

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.5675704
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.8429064
Total Distribution Amount	19.4104768

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.7332832
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	40.8049631
Total A-2a Distribution Amount	41.5382463

A-2b Interest Distribution Amount	0.6747655
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	40.8049631
Total A-2b Distribution Amount	41.4797286

A-3 Interest Distribution Amount	4.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.7083333

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/16/24	4,658,785.01
Investment Earnings	17,350.96
Investment Earnings Paid	(17,350.96)
Deposit/(Withdrawal)	-
Balance as of 01/15/25	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$6,919,022.81	$8,923,942.70	$18,118,420.18
Number of Extensions	294	375	734
Ratio of extensions to Beginning of Period Receivables Balance	1.74%	2.16%	4.18%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.